Initial Public Offering (Details) - SK GROWTH OPPORTUNITIES CORPORATION [Member] - USD ($)	Aug. 09, 2022	Jul. 20, 2022	Jun. 28, 2022	Dec. 31, 2024
Initial Public Offering [Line Items]
Price per unit (in Dollars per share)				$ 9.2
Public Warrants [Member]
Initial Public Offering [Line Items]
Number of units				0.5
Redeemable Warrant [Member]
Initial Public Offering [Line Items]
Number of units				1
Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Number of units				1
Class A Ordinary Shares [Member] | Public Warrants [Member]
Initial Public Offering [Line Items]
Public warrant				1
Share price (in Dollars per share)				$ 11.5
Initial Public Offering [Member]
Initial Public Offering [Line Items]
Consummated units			20,000,000
Price per unit (in Dollars per share)			$ 10
Generating gross proceeds (in Dollars)			$ 200,000,000
Offering costs (in Dollars)			12,000,000
Deferred underwriting commissions (in Dollars)			$ 7,000,000
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Price per unit (in Dollars per share)		$ 10	$ 10
Additional units issued			3,000,000
Sale of additional Units		960,000
Forfeitures shares	510,000
Partial OverAllotment Exercise [Member]
Initial Public Offering [Line Items]
Deferred underwriting commissions (in Dollars)		$ 336,000
Sale of additional Units		960,000
Additional gross proceeds (in Dollars)		$ 9,600,000
Forfeitures shares	510,000
Share price (in Dollars per share)		$ 10